Segment Information - Schedule of Segment Results (Details) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023 EUR (€) segment	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€) segment
Disclosure of operating segments [Line Items]
Net sales	€ 20,187	€ 19,790	€ 42,997
Other revenues	1,358	1,005	2,392
Cost of sales	(6,347)	(6,130)	(13,695)
Research and development expenses	(3,193)	(3,147)	(6,706)
Selling and general expenses	(5,182)	(4,953)	(10,492)
Net income attributable to non-controlling interests	€ 26	53	€ 113
Number of operating segments | segment	2		3
Total
Disclosure of operating segments [Line Items]
Net sales	€ 20,187	19,790	€ 42,997
Other revenues	1,358	1,005	2,392
Cost of sales	(6,342)	(6,127)	(13,692)
Research and development expenses	(3,193)	(3,147)	(6,706)
Selling and general expenses	(5,182)	(4,953)	(10,492)
Other operating income and expenses	(805)	(788)	(1,514)
Share of profit/(loss) from investments accounted for using the equity method	55	55	88
Net income attributable to non-controlling interests	(19)	(17)	(33)
Business operating income	6,059	5,818	13,040
Biopharma
Disclosure of operating segments [Line Items]
Net sales	17,467	17,147	37,812
Other revenues	1,331	975	2,330
Cost of sales	(5,388)	(5,211)	(11,793)
Research and development expenses	(3,082)	(3,062)	(6,503)
Selling and general expenses	(4,248)	(4,081)	(8,736)
Other operating income and expenses	(897)	(884)	(1,679)
Share of profit/(loss) from investments accounted for using the equity method	48	47	76
Net income attributable to non-controlling interests	(11)	(8)	(17)
Business operating income	5,220	4,923	11,490
Consumer Healthcare
Disclosure of operating segments [Line Items]
Net sales	2,720	2,643	5,185
Other revenues	27	30	62
Cost of sales	(949)	(925)	(1,903)
Research and development expenses	(111)	(90)	(205)
Selling and general expenses	(936)	(881)	(1,761)
Other operating income and expenses	100	114	148
Share of profit/(loss) from investments accounted for using the equity method	7	8	12
Net income attributable to non-controlling interests	(8)	(9)	(16)
Business operating income	850	890	1,522
Other
Disclosure of operating segments [Line Items]
Net sales	0	0	0
Other revenues	0	0	0
Cost of sales	(5)	9	4
Research and development expenses	0	5	2
Selling and general expenses	2	9	5
Other operating income and expenses	(8)	(18)	17
Share of profit/(loss) from investments accounted for using the equity method	0	0	0
Net income attributable to non-controlling interests	0	0	0
Business operating income	€ (11)	€ 5	€ 28